Revenues - Summary of Remaining Performance Obligations (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Not later than one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
2021	25.00%	25.00%
Between one and two years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
2021	13.00%	13.00%
Between two and three years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
2021	8.00%	8.00%
Later than three year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
2021	54.00%	54.00%